LOANS (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Loans

Loans consisted of the following at December 31:

	2012	2011
Real estate
Commercial	$96,588	$94,513
Construction	3,615	4,361
Residential	20,875	21,054
Home equity	50,444	59,176

Total real estate loans	171,522	179,104
Commercial	24,388	26,203
Consumer	1,313	1,392

Total loans	197,223	206,699
Deferred loan costs, net	200	265
Allowance for loan losses	(3,032)	(8,854)

Loans, net	$194,391	$198,110

Loans to Related Parties

The aggregate amount of loans, as defined, to such related parties were as follows:

2012
Balances, January 1, 2012	$3,279
New loans including renewals	2,267
Payments, etc., including renewals	(3,114)

Balances, December 31, 2012	$2,432

2011
Balances, January 1, 2011	$3,353
New loans including renewals	150
Payments, etc., including renewals	(224)

Balances, December 31, 2011	$3,279

Allowance for Loans Losses

The following table presents the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2012 and 2011:

	2012
	Commercial	Commercial Real Estate	Construction	Consumer	Residential	HELOC	Total
Balance at beginning of period	$695	$4,171	$1,768	$18	$804	$1,398	$8,854
Provision for loan losses	203	810	25	15	535	(121)	1,467
Charge-offs	(295)	(3,611)	(1,740)	(12)	(1,067)	(638)	(7,363)
Recoveries	18	16	—	—	33	7	74

Balance at end of period	$621	$1,386	$53	$21	$305	$646	$3,032

Ending balance: individually evaluated for impairment	$—	$154	$—	$—	$147	$368	$669

Ending balance: collectively evaluated for impairment	$621	$1,232	$53	$21	$158	$278	$2,363

Total Loans:
Ending balance	$24,388	$96,588	$3,615	$1,313	$20,875	$50,444	$197,223

Ending balance: individually evaluated for impairment	$—	$4,034	$—	$—	$2,970	$1,717	$8,721

Ending balance: collectively evaluated for impairment	$24,388	$92,554	$3,615	$1,313	$17,905	$48,727	$188,502

	2011
	Commercial	Commercial Real Estate	Construction	Consumer	Residential	HELOC	Unallocated	Total
Balance at beginning of period	$791	$1,200	$3,877	$19	$661	$838	$293	$7,679
Provision for loan losses	11	3,367	703	(1)	1,014	1,370	(293)	6,171
Charge-offs	(109)	(396)	(2,812)	(8)	(872)	(813)	—	(5,010)
Recoveries	2	—	—	9	—	3	—	14

Balance at end of period	$695	$4,171	$1,768	$19	$803	$1,398	$—	$8,854

Ending balance: individually evaluated for impairment	$39	$3,002	$1,740	$—	$451	$977	$—	$6,209

Ending balance: collectively evaluated for impairment	$656	$1,214	$28	$19	$352	$376	$—	$2,645

Total Loans:
Ending balance	$26,203	$94,513	$4,361	$1,392	$21,054	$59,176	$—	$206,699

Ending balance: individually evaluated for impairment	$39	$6,671	$2,175	$—	$3,709	$2,659	$—	$15,253

Ending balance: collectively evaluated for impairment	$26,164	$87,842	$2,186	$1,392	$17,345	$56,517	$—	$191,446

Summary of Nonaccrual Loans by Class

The following table summarizes the Company’s nonaccrual loans by class at December 31, 2012 and 2011.

	2012	2011
Commercial and industrial	$—	$39
Real estate loans:
Construction	—	2,175
Commercial	3,143	4,721
Residential mortgage	2,565	4,187
Home equity	1,717	2,677

Total	$7,425	$13,799

Summary of Impaired Loans

The following table presents impaired loans as of December 31, 2012:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
With no related allowance recorded:
Commercial real estate	$890	$890	$—	$678	$24
Residential	1,008	1,008	—	951	28
HELOC	181	181	—	165	—

Subtotal	2,079	2,079	—	1,794	52

With an allowance recorded:
Commercial real estate	3,144	4,878	154	4,620	64
Residential	1,962	2,180	147	1,512	43
HELOC	1,536	1,536	368	2,024	15

Subtotal	6,642	8,594	669	8,155	122

Total Impaired Loans	$8,721	$10,673	$669	$9,949	$174

The following table presents impaired loans as of December 31, 2011:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
With no related allowance recorded:
Construction	$25	$776	$—	$525	$—
Residential	2,353	2,353	—	2,359	—
HELOC	510	510	—	523	1

Subtotal	2,888	3,639	—	3,407	1

With an allowance recorded:
Commercial	39	39	39	877	30
Commercial real estate	6,671	6,671	3,002	4,987	232
Construction	2,150	2,150	1,740	2,150	—
Residential	1,356	1,355	451	1,378	54
HELOC	2,149	2,149	977	2,159	51

Subtotal	12,365	12,364	6,209	11,551	367

Total Impaired Loans	$15,253	$16,003	$6,209	$14,958	$368

Summary of Credit Quality

The following table summarizes credit quality of the Company at December 31, 2012 and 2011:

	2012
	Pass	Special Mention	Substandard	Doubtful	Loss	Total
Commercial	$23,882	$247	$259	$—	$—	$24,388
Real estate loans:
Construction	3,615	—	—	—	—	3,615
Commercial real estate	90,102	3,342	3,144	—	—	96,588
Residential mortgage	16,833	1,477	2,565	—	—	20,875
Home equity	48,469	258	1,717	—	—	50,444
Consumer	1,313	—	—	—	—	1,313

Total	$184,214	$5,324	$7,685	$—	$—	$197,223

	2011
	Pass	Special Mention	Substandard	Doubtful	Loss	Total
Commercial	$24,582	$910	$711	$—	$—	$26,203
Real estate loans:
Construction	1,144	—	3,217	—	—	4,361
Commercial real estate	84,492	3,351	6,670	—	—	94,513
Residential mortgage	12,042	3,804	5,208	—	—	21,054
Home equity	54,665	530	3,981	—	—	59,176
Consumer	1,392	—	—	—	—	1,392

Total	$178,317	$8,595	$19,787	$—	$—	$206,699

Summary of Past Due Aging of Loan Portfolio

The following table summarizes aging of the Company’s loan portfolio at December 31, 2012 and 2011:

	2012
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing
Commercial	$140	$—	$—	$140	$24,248	$24,388	$—
Real estate loans:
Construction	—	—	—	—	3,615	3,615	—
Commercial real estate	373	—	3,144	3,517	93,071	96,588	—
Residential mortgage	461	58	2,583	3,102	17,773	20,875	18
Home equity	186	76	2,040	2,302	48,142	50,444	324
Consumer	—	—	—	—	1,313	1,313	—

Total	$1,160	$134	$7,767	$9,061	$188,162	$197,223	$342

	2011
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing
Commercial	$—	$—	$39	$39	$26,164	$26,203	$—
Real estate loans:
Construction	—	—	2,175	2,175	2,186	4,361	—
Commercial real estate	674	—	4,721	5,395	89,118	94,513	—
Residential mortgage	204	43	4,187	4,434	16,620	21,054	—
Home equity	60	463	2,677	3,200	55,976	59,176	—
Consumer	—	—	—	—	1,392	1,392	—

Total	$938	$506	$13,799	$15,243	$191,456	$206,699	$—

Loans Restructured as TDR

The following table summarizes the loans that have been restructured as TDRs for the years ended December 31, 2012 and 2011:

	December 31, 2012
	Count	Balance Prior to TDR	Balance after TDR
Real estate loans:
Commercial real estate	2	$900	$890
Residential mortgage	3	2,279	2,010

Total	5	$3,179	$2,900

	December 31, 2011
	Count	Balance Prior to TDR	Balance after TDR
Real estate loans:
Commercial real estate	4	$5,847	$5,811
Construction	1	533	344
Residential mortgage	2	2,733	2,719

Total	7	$9,113	$8,874

Loans Restructured as TDRs by Portfolio Segment

The following tables set forth the Company’s loans restructured as TDRs during the period indicated by portfolio segment to quantify the type of modification or concession provided:

	December 31, 2012
	Commercial Real Estate	Residential	HELOC	Total
Rate reduction	$—	$1,605	$—	$1,605
A/B note structure	890	405	—	1,295

Total troubled debt restructurings	$890	$2,010	$—	$2,900

	December 31, 2011
	Commercial Real Estate	Residential	HELOC	Total
Rate reduction	$822	$—	$—	$822
Interest only	3,118	2,352	—	5,470
Rate reduction and interest only	1,871	—	711	2,582

Total troubled debt restructurings	$5,811	$2,352	$711	$8,874

TDRs that had Payment Defaults

The following table sets forth the Company’s TDRs that had payment defaults during the years ended December 31, 2011 and 2012. Default occurs when a TDR is 90 days or more past due, transferred to non-accrual status, or transferred to other real estate owned within twelve months of restructuring.

	December 31, 2012
		Default
	Count	Balance
Real estate loans:
Commercial real estate	3	$4,448
Residential	2	574

	5	$5,022

	December 31, 2011
		Default
	Count	Balance
Real estate loans:
Commercial real estate	2	$3,860
Residential	2	2,719

	4	$6,579